Fair value measurement - Estimate of fair value (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Other assets
Biological assets			$ 7,790
Other financial assets
Other		$ 8,162	72,866
Assets and liabilities measured at fair value
Gain/Loss recognised in profit or loos		530	7,615	$ (7,504)
At fair value
Other assets
Biological assets			7,790
Other financial liabilities
Other financial liabilities - derivatives			(26,222)
Other liabilities
Contingent consideration in a business combinations		(21,965)
Level 3 of fair value hierarchy | At fair value
Other assets
Biological assets			7,790
Other financial liabilities
Other financial liabilities - derivatives			(26,222)
Other liabilities
Contingent consideration in a business combinations		(21,965)
Biological assets
Assets and liabilities measured at fair value
Cash proceeds		$ 8,668
MAI for gum to determine annual growth rate		15
MAI for pine to determine annual growth rate		10.5
Density index for pine		0.94
Density index for wood pulp		1
Biological assets | Level 3 of fair value hierarchy | At fair value
Assets and liabilities measured at fair value
Beginning of period		$ 7,790	27,279
Gain/Loss recognised in profit or loos		(530)	(7,615)
Disposals of biological assets		(7,365)	(12,168)
Translation differences and other		105	294
End of period			7,790	$ 27,279
Cross currency swap | At fair value
Other financial liabilities
Other financial liabilities - derivatives		(9,600)	(20,384)
Cross currency swap | Level 2 of fair value hierarchy | At fair value
Other financial liabilities
Other financial liabilities - derivatives		(9,600)	(20,384)
Interest rate swap contract | At fair value
Other financial liabilities
Other financial liabilities - derivatives			(3,079)
Interest rate swap contract | Level 2 of fair value hierarchy | At fair value
Other financial liabilities
Other financial liabilities - derivatives			(3,079)
Debt instruments | At fair value
Other financial assets
Other			67,079
Debt instruments | Level 3 of fair value hierarchy | At fair value
Other financial assets
Other			67,079
Equity securities | At fair value
Other financial assets
Other		5,544	2,523
Equity securities | Level 1 of fair value hierarchy | At fair value
Other financial assets
Other		$ 5,544	$ 2,523
Cancellation of Cross-Currency Swap
Disclosure of financial liabilities [line items]
Cash receipts from swap	$ 3,608